Pensions and Post-Employment Benefits	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Pensions and other post-employment benefits
20)	PENSIONS AND POST-EMPLOYMENT BENEFITS
Defined contribution pension plans
The consolidated costs of defined contribution plans for the years ended December 31, 2025, 2024 and 2023 were $78, $74 and $64, respectively.

Defined benefit pension plans
Most of Cemex’s defined benefit plans have been closed to new participants for several years. For the years ended December 31, 2025, 2024 and 2023, the effects of pension plans and other post-employment benefits are summarized as follows:

	Pensions			Other benefits			Total

Net period cost (income):	2025	2024	2023	2025	2024	2023	2025	2024	2023
Recorded in operating costs and expenses
Service cost	$7	7	6	4	4	4	11	11	10
Settlements, curtailments and other changes	(2)	—	(9)	(3)	—	(1)	(5)	—	(10)
	5	7	(3)	1	4	3	6	11	—
Recorded in other financial expenses
Net interest cost	30	32	36	9	8	8	39	40	44
Recorded in other comprehensive income
Actuarial results for the period	3	(75)	46	9	1	(1)	12	(74)	45
	$38	(36)	79	19	13	10	57	(23)	89
As of December 31, 2025 and 2024, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

	Pensions		Other benefits		Total
	2025	2024	2025	2024	2025	2024
Change in benefits obligation:
Projected benefit obligation at beginning of the period	$1,612	1,909	92	101	1,704	2,010
Service cost	7	7	4	4	11	11
Interest cost	92	97	9	8	101	105
Actuarial results	1	(159)	9	1	10	(158)
Reduction from disposal of assets	—	(17)	—	—	—	(17)
Settlements and curtailments	(148)	—	(3)	—	(151)	—
Benefits paid	(120)	(160)	(10)	(10)	(130)	(170)
Foreign currency translation	125	(65)	10	(12)	135	(77)
Projected benefit obligation at end of the period	1,569	1,612	111	92	1,680	1,704
Change in plan assets:
Fair value of plan assets at beginning of the period	1,144	1,273	1	2	1,145	1,275
Return on plan assets	62	65	—	—	62	65
Actuarial results	(2)	(84)	—	—	(2)	(84)
Employer contributions	82	85	11	10	93	95
Reduction from disposal of assets	—	(13)	—	—	—	(13)
Settlements	(146)	—	—	—	(146)	—
Benefits paid	(120)	(160)	(10)	(10)	(130)	(170)
Foreign currency translation	70	(22)	—	(1)	70	(23)
Fair value of plan assets at end of the period	1,090	1,144	2	1	1,092	1,145
Net projected liability	$479	468	109	91	588	559
For the years 2025, 2024 and 2023, actuarial results for the period were generated by the following main factors as follows:

	2025	2024	2023
Actuarial results due to experience	$20	(26)	13
Actuarial results due to demographic assumptions	7	(28)	(5)
Actuarial results due to financial assumptions	(15)	(20)	37
	$12	(74)	45

Defined benefit pension plans - continued
In 2025, 2024 and 2023, net actuarial results due to financial assumptions were driven by a general change in the discount rates applicable to the calculation of the Projected Benefit Obligation (“PBO”). As of December 31, 2025 and 2024, based on the hierarchy of fair values, plan assets are detailed as follows:

	2025					2024
	Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$29	—	—	29	$	25	—	—	25
Investments in corporate bonds	248	—	—	248		237	46	—	283
Investments in government bonds	286	—	—	286		339	—	—	339
Total fixed-income securities	563	—	—	563		601	46	—	647
Investment in marketable securities	144	57	—	201		127	73	—	200
Other investments and private funds	53	31	244	328		44	32	222	298
Total variable-income securities	197	88	244	529		171	105	222	498
Total plan assets	$760	88	244	1,092	$	772	151	222	1,145
As of December 31, 2025, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		Estimated payments
2026	$	148
2027		135
2028		135
2029		137
2030		135
2031 – 2035		678
As of December 31, 2025 and 2024, the aggregate PBO and the plan assets by country were as follows:

		2025				2024
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	251	59	192	$	200	30	170
United Kingdom		1,008	803	205		960	752	208
Germany		127	6	121		121	5	116
Other countries		294	224	70		423	358	65
	$	1,680	1,092	588	$	1,704	1,145	559
The most significant assumptions used in the determination of the benefit obligation by country were as follows:

	2025				2024
	Mexico	United Kingdom	Germany	Other countries	Mexico	United Kingdom	Germany	Other countries
Discount and return rates	10.5%	5.5%	4.0%	3.7% - 10.0%	11.8%	5.6%	3.4%	3.3% - 9.5%
Rate of salary increases	4.5%	2.9%	3.2%	2.5% - 7.3%	4.5%	3.2%	3.2%	2.5% - 7.3%
In some countries, Cemex has established health care benefits for retired personnel limited to a certain number of years after retirement. As of December 31, 2025 and 2024, the projected benefits obligation related to these benefits was $54 and $51, respectively, included within other benefits liability.
Significant settlements or curtailments related to employees’ pension benefits and other post-employment benefits during the reported periods
During 2025, mainly in Mexico and the EMEA region, restructuring events had the effect of reducing obligations related to certain employees’ pension plans and other post-employment benefits. Cemex recognized a gain of $5 in the Income Statement. In the United States, the pension plan was amended in 2024 to allow active participants to select a lump-sum
or an annuity in anticipation of the plan’s termination. Cemex completed the termination in 2025. No effect was recognized in the Income Statement. In 2023, due to various factors in Mexico and France, there was a reduction of $11 and $1, respectively, in the retirement obligations recognized in the Income Statement. During 2024, there were no significant settlements or curtailments.

Sensitivity analysis of pension and other post-employment benefits
As of December 31, 2025, Cemex conducted sensitivity analyses on the key assumptions influencing that PBO, applying independent changes of plus or minus 50 basis points to each assumption. The resulting increase or decrease in the PBO for pensions and other post-employment benefits are presented below:

	Pensions		Other benefits		Total
Assumption	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Discount Rate	$(72)	78	(4)	4	(76)	82
Salary Rate	4	(3)	1	(1)	5	(4)
Pension Rate	60	(56)	—	—	60	(56)
Multiemployer defined benefit pension plans
Cemex contributes to union-sponsored multiemployer retirement defined benefit pension plans (the “Multiemployer Plans”) under the terms of collective bargaining agreements for certain union employees. The combined amounts contributed to the Multiemployer Plans were $14 in 2025, $19 in 2024 and $20 in 2023. The Company expects to contribute $15 to the Multiemployer Plans in 2026.
Commitments to employee benefits
In certain countries, Cemex provides self-insured healthcare benefits to active employees, managed through cost-plus fee arrangements with major insurers or health maintenance organizations. As of December 31, 2025, Cemex has set stop-loss limits for ongoing medical assistance resulting from specific causes, such as automobile accidents or illnesses, with a total limit of $550 thousand. Other plans include stop-loss limits per employee, regardless of the number of incidents, with a total cost of $2.5 thousand. While the potential liability if all eligible employees require medical services at once is significant, Cemex considers this scenario unlikely. Expenses for these plans were $79 in 2025 and $72 in both 2024 and 2023.